Significant Accounting Judgments and Estimates	12 Months Ended
Dec. 31, 2022
Significant Accounting Judgments and Estimates [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS AND ESTIMATES

NOTE 4: SIGNIFICANT ACCOUNTING JUDGMENTS AND ESTIMATES

The preparation of the consolidated financial statements requires management to undertake several judgments, estimates and assumptions about recognition and measurement of assets, liabilities, income and expenses. These estimates and judgments are based on management’s best knowledge of the events or circumstances and actions the Company may take in the future. The actual results may differ from these assumptions and estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to assumptions and estimates are recognized in the period in which the assumption or estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods. Information about the significant judgments, estimates and assumptions that have the most significant effect on the recognition and measurement of assets, liabilities, income and expenses are discussed below.

a.	Judgements

Going concern

The Company has exercised judgment and used assumptions to determine that it will continue to operate as a going concern. Judgments and estimates were used in determining the Company’s future estimated cash flows for the twelve-month period following December 31, 2022, based on BTC market factors, including price, difficulty and network hashrate. Due to the sensitivity of cash flows to market conditions, small changes in these assumptions may give rise to the determination that there are material uncertainties.

Revenue recognition

There is currently no specific definitive guidance in IFRS or alternative accounting frameworks for accounting for the revenue recognition from cryptocurrency mining as well as subsequent measurement of cryptocurrency held. Management has determined that revenues should be recognized as the fair value of cryptocurrencies received in exchange for mining services on the date that cryptocurrencies are received and subsequently measured as an intangible asset. Management has exercised significant judgement in determining the appropriate accounting treatment. In the event authoritative guidance is issued by the International Accounting Standards Board, the Company may be required to change its accounting policies, which could have a material effect on the Company’s financial statements.

b.	Estimates and assumptions

Leases

The application of IFRS 16 requires the Company to make judgments and estimates that affect the valuation of the lease liabilities and the valuation of ROU assets. These include the determination of contracts in scope of IFRS 16, the lease term and the interest rate used for discounting future cash flows.

The Company measures the lease liability at the present value of the lease payments using the implicit interest rate in the lease at the commencement of a new lease or when a lease is modified. If the rate cannot be readily determined, the Company evaluates its incremental borrowing cost using assumptions and estimates.

The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease if it is reasonably certain not to be exercised. The Company has the option under some of its leases to lease the assets for additional terms of three to ten years. The Company applies judgement in evaluating whether it is reasonably certain to exercise the option to renew and it considers all relevant factors that create an economic incentive for it to exercise the renewal.

After the commencement date, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy). The Company included the renewal period as part of the lease term for leases of most farming facilities due to the significance of these assets to its operations. The Company has not included renewal periods for farming facilities beginning 10 years from the commencement of the lease.

Property, plant and equipment and intangible assets

Estimates of useful lives, residual values and methods of depreciation are reviewed annually. Any changes based on additional available information are accounted for prospectively as a change in accounting estimate.

Goodwill

Determining whether goodwill is impaired requires an estimation of the recoverable amount of the CGU or group of CGUs. Such recoverable amount corresponds, for the purpose of impairment assessment, to the higher of the value in use or the fair value less costs of disposal of the CGU or group of CGUs to which goodwill has been allocated.

The value in use calculation requires management to estimate future cash flows expected to arise from the CGU or group of CGUs and a suitable discount rate in order to calculate present value. The key assumptions required for the value in use estimation are the revenue per terahash, energy prices, discount rate and the terminal value.

For the value in use approach, the values assigned to key assumptions reflect past experience and external sources of information that are deemed accurate and reliable. The value in use is categorized as Level 3 in the fair value hierarchy described under IFRS 13, Fair Value Measurement, as one or more key assumption used is based on unobservable data requiring the use of judgement.

When using the value in use approach, cash flows for each CGU or group of CGUs are derived from the budget for the upcoming year, which is approved on an annual basis by members of the Company’s Board of Directors, and a long-term forecast prepared by management, which covers an additional period from 4 to 5 years. The discount rate is derived from the Company’s pre-tax weighted average cost of capital and is adjusted, where applicable, to take into account any specific risks. When applicable, management estimated the terminal value of the Miners included in the CGU for the purposes of the impairment testing to be the daily revenue per Terahash in effect at the end of the value in use calculation multiplied by the ending hashrate for a period of time. The main assumptions used for the goodwill impairment testing are disclosed in Note 11.

Impairment and reversal of impairment of non-financial assets

The Company reviews the need for recording impairment of mineral assets, as detailed in Note 11, for which purpose it engaged an independent external appraiser to assist in determining the value of the assets. The fair value was determined through use of the market approach, which includes analyzing similar and comparable mineral properties and making adjustments for differences between those properties and the subject among certain identifiable parameters.

Management exercised significant judgement in estimating the inputs used to determine the value in use of its equipment and construction prepayments, property, plant and equipment, right-of-use assets and intangible assets. When there is any indication that any tangible and intangible assets other than goodwill have incurred an impairment loss, the determination of the recoverable amount of such tangible and intangible assets other than goodwill requires management to estimate cash flows expected to arise from these assets and a suitable discount rate in order to calculate the present value in a manner described above for goodwill.

Long-term debt

The Company entered into a secured debt financing facility with Dominion Capital LLC consisting of four equal loan tranches in 2020. Upon the drawdown of each loan tranche, management exercised significant judgement in determining the effective interest rates and the fair market value of the warrants issued in connection with each tranche. Management also exercised significant judgement in determining the fair market value of the embedded derivative, which was derecognized in 2021.